Net debt	12 Months Ended
Dec. 31, 2017
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Net debt

21. Net debt

	2017 $m	2016 $m
Cash and cash equivalents	168	206
Loans and other borrowings - current	(126)	(106)
- non-current	(1,893)	(1,606)

Net debt	(1,851)	(1,506)

Movement in net debt
Net decrease in cash and cash equivalents, net of overdrafts	(75)	(920)
Add back cash flows in respect of other components of net debt:
Issue of long-term bonds	—	(459)
Long-term bonds repaid	—	315
Increase in other borrowings	(153)	(109)
Increase in net debt arising from cash flows	(228)	(1,173)
Non-cash movements:
Finance lease obligations	(4)	(4)
Decrease/(increase) in accrued interest	1	(6)
Exchange and other adjustments	(114)	206
Increase in net debt	(345)	(977)
Net debt at beginning of the year	(1,506)	(529)

Net debt at end of the year	(1,851)	(1,506)

LOGO	Information concerning non-GAAP measures can be found in the Strategic Report on page 26.